LOAN PAYABLE	12 Months Ended
Dec. 31, 2016
Loans Payable [Abstract]
LOAN PAYABLE

NOTE 5 - LOAN PAYABLE

On June 5, 2015, the Company entered into a five-year loan agreement totaling $36,100. The loan carries an interest rate of 10.25%. During the year ended December 31, 2016 the Company repaid $6,130 of the principal and the remaining balance is $27,132.